Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Schedule of cash flow information related to operating leases

For the year
ended December 31, 2019
RMB

Cash payments for operating leases	34,501
ROU assets obtained in exchange for operating lease liabilities	601

Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2020	39,078
2021	38,638
2022	39,406
2023	48,092
2024 and thereafter	16,031
Total future lease payments	181,245
Less: Imputed interest	(22,643)
Total lease liability balance	158,602

Schedule of future lease payments under leases based on ASC 840

Operating leases
RMB(1)
Year ending December 31,
2019	44,753
2020	44,747
2021	40,489
2022	41,024
2023 and after	71,536
Total future lease payments	242,549

(1) Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2019.